Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense (Recovery)	Total income tax expense (recovery) consists of:

	December 31, 2018	December 31, 2017

Current tax expense	$32,341	$39,232
Deferred tax recovery	(118,839)	(19,849)
	$(86,498)	$19,383

Summary of Income Tax Expense (Recovery) Attributable to Geographical Jurisdiction
Total income tax expense (recovery) attributable to each geographical jurisdiction for the Company is as follows:

	2018	2017

Turkey	$45,238	$30,139
Greece	(129,213)	(4,598)
Brazil	3,608	(1,087)
Canada	(3,415)	2,960
Romania	(2,716)	(8,026)
Other jurisdictions	—	(5)
	$(86,498)	$19,383

Summary of Factors Affecting Income Tax Expense (Recovery)
The key factors affecting income tax expense (recovery) for the years are as follows:

	2018	2017

Earnings (loss) from continuing operations before income tax	$(466,129)	$792
Canadian statutory tax rate	27%	26%
Tax expense (recovery) on net income at Canadian statutory tax rate	$(125,855)	$206

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(17,498)	(11,792)
Reduction in Greek income tax rate	(24,968)	—
Non-tax effected operating losses	12,716	9,691
Non-deductible expenses and other items	14,923	10,002
Foreign exchange and other translation adjustments	36,837	6,289
Future and current withholding tax on foreign income dividends	20,000	5,297
Other	(2,653)	(310)
Income tax expense (recovery)	$(86,498)	$19,383

Summary of Change in Net Deferred Tax Position
The change in the Company’s net deferred tax position was as follows:

	2018	2017
Net deferred tax asset (liability)
Balance at January 1,	$(549,127)	$(443,501)
Deferred income tax liability related to Integra acquisition	—	(126,903)
Deferred income tax recovery in the income statement	118,839	19,849
Deferred tax recovery in other comprehensive loss	359	1,428
Net balance at December 31,	$(429,929)	$(549,127)

Summary of Temporary Difference
The composition of the Company’s net deferred income tax asset and liability and deferred tax expense is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		Expense (recovery)
	2018	2017	2018	2017	2018	2017

Property, plant and equipment	$—	$—	$483,561	$592,062	$(108,501)	$(33,466)
Loss carryforwards	37,245	31,457	—	—	(5,788)	(4,641)
Liabilities	27,321	24,690	—	—	(2,631)	(80)
Future withholding taxes	—	—	20,000	—	20,000	—
Other items	19,477	1,997	10,411	15,208	(21,919)	18,338
Balance at December 31,	$84,043	$58,144	$513,972	$607,270	$(118,839)	$(19,849)

Summary of Unrecognized Deferred Tax Assets

Unrecognized deferred tax assets	2018	2017

Tax losses	$160,052	$167,030
Other deductible temporary differences	11,967	11,253
Total unrecognized deferred tax assets	$172,019	$178,283

Summary of Unrecognized Tax Losses
The gross amount of the tax losses for which a tax benefit has not been recorded expire in future years as follows:

Expiry date	Canada	Brazil	Greece	Total

2019	$—	$—	$14,964	$14,964
2020	—	—	25,221	25,221
2021	—	—	10,451	10,451
2022	—	—	8,007	8,007
2023	—	—	10,337	10,337
2025	7,894	—	—	7,894
2026	14,966	—	—	14,966
2027	10,638	—	—	10,638
2028	25,971	—	—	25,971
2029	23,444	—	—	23,444
2030	7,282	—	—	7,282
2031	45,351	—	—	45,351
2032	74,855	—	—	74,855
2033	64,883	—	—	64,883
2034	58,689	—	—	58,689
2035	55,266	—	—	55,266
2036	50,503	—	—	50,503
2037	27,333	—	—	27,333
2038	9,025	—	—	9,025
No Expiry	—	32,407	—	32,407
	$476,100	$32,407	$68,980	$577,487
Capital losses with no expiry	64,837	—	—	64,837
Tax effect of total losses not recognized	$137,268	$5,538	$17,246	$160,052